Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Revenue
Total revenue	$ 618	$ 1,366,417		$ 14,402,329
Cost of revenues		123		654,979
Gross profit	618	1,366,294		13,747,350
Operating expenses
Selling and marketing expenses	10,748	100,460		576,526
General and administrative expenses	4,123,108	1,893,499		11,664,394
Research & Development Expense				3,512,512
Donation expenses
Total Operating expenses	4,133,856	1,993,959		15,753,432
(Loss) income from operations	(4,133,238)	(627,665)		(2,006,082)
Other income (expenses)
Interest income on bank deposit	14	666		16,182
Loss on disposal of a subsidiary				(2,062,155)
Other income (expenses)	38,870	(5,611,484)		(510,200)
Interest income from loans to third parties	365,000	2,191,631		6,465,042
Impairment loss on loans to third parties and property and equipment	(5,345,999)	(57,941,663)		(7,423,651)
Total other (expenses) income, net	(4,942,115)	(61,360,850)		(3,514,782)
(Loss) Income before income tax expenses	(9,075,353)	(61,988,515)		(5,520,864)
Income tax (benefit) expenses		7,243		(1,702,127)
Net (loss) income	(9,075,353)	(61,995,758)		(3,818,737)
Other comprehensive (loss) income
Foreign currency translation (loss) gain	2,686,394	(365,258)		(2,415,919)
Comprehensive (loss) Income	$ (6,388,959)	$ (62,361,016)		$ (6,234,656)
Weighted average number of shares, basic and diluted	6,406,146	4,422,837	[1]	4,422,837	[1]
Basic and diluted (loss) earnings per share	$ (1.42)	$ (14.02)	[1]	$ (0.85)	[1]
Third Parties [Member]
Revenue
Total revenue	$ 618	$ 1,366,417		$ 14,402,329
Related Parties [Member]
Revenue
Total revenue

[1]	The number of shares outstanding was adjusted retroactively for all period presented to reflect the 5 to 1 reverse stock split change which was effective on October 29, 2020.